Countervailing ("CVD") and antidumping ("ADD") duty dispute - Impact on results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Cash deposits paid	$ (117)	$ (132)
Adjust to West Fraser Estimated ADD rate	18	(69)
Effective duty expense for period	(99)	(201)
Duty recovery attributable to AR2	0	55
Duty Recoverable Attributable To AR3	81	0
Export duties, net	(18)	(146)
Interest Income On Duty Deposits	$ 9	$ 9
Effective Date Nine
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	8.14%
AR3 POI | Effective Date Six
Disclosure of contingent liabilities [line items]
West Fraser Estimated Rate	3.40%
AR3 POI | Effective Date Seven
Disclosure of contingent liabilities [line items]
West Fraser Estimated Rate	3.40%
AR4 POI | Effective Date One
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	8.97%
AR4 POI | Effective Date Two
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	11.12%
AR4 POI | Effective Date Five
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	14.37%
AR4 POI | Effective Date Six
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	11.86%
AR4 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
West Fraser Estimated Rate	6.80%
AR4 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
West Fraser Estimated Rate	6.80%
AR4 POI | Effective Date Ten
Disclosure of contingent liabilities [line items]
West Fraser Estimated Rate	4.52%	6.80%
AR5 POI | Effective Date Three
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	11.14%
AR5 POI | Effective Date Four
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	8.25%
AR5 POI | Effective Date Seven
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	9.58%
AR5 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	9.60%
AR5 POI | Effective Date Ten
Disclosure of contingent liabilities [line items]
West Fraser Estimated Rate	4.52%
AR5 POI | Effective Date Eleven
Disclosure of contingent liabilities [line items]
West Fraser Estimated Rate	4.52%